Acquisition of Taminco - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Feb. 15, 2012	Feb. 15, 2012 Inventory [Member]	Feb. 15, 2012 Property, Plant and Equipment [Member]	Sep. 30, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member]	Sep. 30, 2013 Plant and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Plant and Equipment [Member] Minimum [Member]	Sep. 30, 2013 Plant and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Plant and Equipment [Member] Maximum [Member]	Dec. 15, 2011 Taminco Group Holdings S.a r.l. [Member]	Feb. 15, 2012 Non Current Deferred Tax Liabilities [Member]	Feb. 15, 2012 Other Accruals [Member]
Business Acquisition [Line Items]
Depreciable lives						15 years	15 years	5 years	5 years	15 years	15 years
Transaction costs	$ 42,000,000	$ 42,000,000
Share-based compensation charges	60,000,000	60,000,000
Total purchase consideration												1,400,000,000
Business acquisition cost assumed indebtedness												1,100,000,000
Other long-term liabilities assumed			307,000,000										276,000,000	31,000,000
Fair value adjustment				$ 22,000,000	$ 200,000,000